UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

       Form 13F

 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ];  Amendment Number:_____

This Amendment (Check only one):[  ] is a restatement.
                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Cohen Klingenstein, LLC
                       ----------------------------
Address:               355 West 52nd Street, 5th Floor
                       ----------------------------
                       New York, New York  10019
                       ----------------------------

Form 13F File Number:  028-13338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  George M. Cohen
                       ---------------------
Title:                 Managing Member
                       ---------------------
Phone:                 212-757-0235
                       ---------------------

Signature, Place, and Date of Signing:


   George M. Cohen     New York,  5/5/2009
---------------------  --------------------
     [Signature]       [City, St   [Date]

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                            -----------
Form 13F Information Table Entry Total:        144
                                            -----------
Form 13F Information Table Value Total:      148,176
                                            -----------
                                            (thousands)

                                Form 13F Information Table

       Column 1        Column 2   Column 3   Column 4            Column 5     Column 6 Column 7         Column 8

                         TITLE                VALUE    SHARES or  SH/   PUT/ INVESTMENT OTHER   VOTING  AUTHORITY
    NAME OF ISSUER     OF CLASS    CUSIP     (x$1000)   PRN AMT   PRN   CALL DISCRETIONMANAGERS  SOLE     SHARED    NONE

Adobe Systems Inc.     com      00724F101       1,204     56,285  SH         SOLE                 1,204
Akamai Technologies    com      00971T101         723     37,245  SH         SOLE                   723
Alcatel Lucent         com      013904305          73     39,040  SH         SOLE                    73
Allstate Corp.         com      020002101         631     32,960  SH         SOLE                   631
Altria Group           com      02209S103         426     26,605  SH         SOLE                   426
Amazon.com             com      023135106       5,314     72,365  SH         SOLE                 5,314
American Express       com      025816109         951     69,745  SH         SOLE                   951
American Int'l Group   com      026874107         194    193,758  SH         SOLE                   194
AmeriCredit Corp.      com      03060R101          88     15,005  SH         SOLE                    88
Ameriprise Financial   com      03076C106         228     11,132  SH         SOLE                   228
Amgen Inc.             com      031162100       1,707     34,480  SH         SOLE                 1,707
Apollo Group           com      037604105       3,502     44,705  SH         SOLE                 3,502
Apple Inc.             com      037833100         460      4,380  SH         SOLE                   460
Argon ST, Inc.         com      040149106         307     16,190  SH         SOLE                   307
Atheros Communication  com      04743P108         223     15,190  SH         SOLE                   223
Avon Products Inc.     com      054303102       1,604     83,435  SH         SOLE                 1,604
Bank of Amer. Corp.    com      060505104       1,129    165,510  SH         SOLE                 1,129
Becton, Dickinson      com      075887109         217      3,230  SH         SOLE                   217
Bed Bath & Beyond      com      075896100       1,003     40,520  SH         SOLE                 1,003
Berkshire Hathaway B   com      084670207       1,799        638  SH         SOLE                 1,799
BigBand Networks       com      089750509         154     23,490  SH         SOLE                   154
Bio-Rad Labs - Cl A    com      090572207         404      6,130  SH         SOLE                   404
Biovail Corp. Int'l    com      09067J109         215     19,635  SH         SOLE                   215
Blackboard Inc.        com      091935502         369     11,635  SH         SOLE                   369
Broadcom Corp.         com      111320107       1,307     65,410  SH         SOLE                 1,307
Brocade Comm.          com      111621108          43     12,600  SH         SOLE                    43
Burlington N SantaFe   com      12189T104         550      9,150  SH         SOLE                   550
Capital One Financial  com      14040H105         144     11,750  SH         SOLE                   144
Carnival Corp.         com      143658300       2,013     93,190  SH         SOLE                 2,013
Celgene Corp.          com      151020104         711     16,015  SH         SOLE                   711
Cerner Corporation     com      156782104         559     12,705  SH         SOLE                   559
Ciena Corp.            com      171779309          95     12,190  SH         SOLE                    95
Cisco Systems Inc.     com      17275R102       2,846    169,705  SH         SOLE                 2,846
Citadel Broadcasting   com      17285T106           1     16,794  SH         SOLE                     1
Coach Inc.             com      189754104         467     27,980  SH         SOLE                   467
Cognex Corp.           com      192422103         198     14,830  SH         SOLE                   198
Cognizant Tech Sol.    com      192446102         651     31,313  SH         SOLE                   651
Comcast Corp. Cl 'A'   com      20030N101         595     43,635  SH         SOLE                   595
Comcast Special A      com      20030N200         345     26,812  SH         SOLE                   345
Corn Products Int'l    com      219023108         335     15,780  SH         SOLE                   335
Corning Inc.           com      219350105       1,585    119,415  SH         SOLE                 1,585
CoStar Group Inc.      com      22160N109         250      8,280  SH         SOLE                   250
Covance Inc.           com      222816100         501     14,055  SH         SOLE                   501
Daktronics, Inc.       com      234264109         161     24,580  SH         SOLE                   161
Dick's Sporting Goods  com      253393102         276     19,360  SH         SOLE                   276
Dionex Corp.           com      254546104         221      4,685  SH         SOLE                   221
Eaton Vance Tax Mngd   com      27829C105       5,996    635,212  SH         SOLE                 5,996
Eclipsys Corp.         com      278856109         410     40,415  SH         SOLE                   410
Electronic Arts        com      285512109         253     13,890  SH         SOLE                   253
Eli Lilly              com      532457108       1,998     59,800  SH         SOLE                 1,998
Evergreen Solar Inc.   com      30033R108          94     44,000  SH         SOLE                    94
Expeditors Intl.       com      302130109         339     11,970  SH         SOLE                   339
FEI Company            com      30241L109         224     14,545  SH         SOLE                   224
Flextronics Intl Ltd   com      Y2573F102         368    127,470  SH         SOLE                   368
Franklin Resources     com      354613101         228      4,230  SH         SOLE                   228
FuelCell Energy Inc.   com      35952H106         132     54,900  SH         SOLE                   132
Gannett Co. Inc.       com      364730101          54     24,750  SH         SOLE                    54
General Electric Co.   com      369604103         862     85,275  SH         SOLE                   862
Gilead Sciences Inc.   com      375558103       1,640     35,409  SH         SOLE                 1,640
GlaxoSmithKline PLC    com      37733W105       3,052     98,230  SH         SOLE                 3,052
Goldman Sachs Group    com      38141G104         730      6,885  SH         SOLE                   730
Google Inc.            com      38259P508       4,706     13,520  SH         SOLE                 4,706
Hartford Fin'l Ser.    com      416515104         112     14,250  SH         SOLE                   112
Hess Corp.             com      42809H107         808     14,900  SH         SOLE                   808
IMS Health Inc.        com      449934108         178     14,288  SH         SOLE                   178
Informatica Corp.      com      45666Q102         353     26,645  SH         SOLE                   353
InterDigital Inc.      com      45867G101         466     18,045  SH         SOLE                   466
Int'l Bus. Machines    com      459200101       3,302     34,085  SH         SOLE                 3,302
Intuitive Surgical     com      46120E602         207      2,175  SH         SOLE                   207
Investment Technology  com      46145F105         225      8,810  SH         SOLE                   225
iShares DJ Financial   com      464287788         900     27,500  SH         SOLE                   900
iShares DJ US Home Co  com      464288752         881    100,800  SH         SOLE                   881
Janus Capital Group    com      47102X105         501     75,270  SH         SOLE                   501
Johnson & Johnson      com      478160104       2,133     40,556  SH         SOLE                 2,133
Juniper Networks Inc.  com      48203r104         343     22,805  SH         SOLE                   343
Kraft Foods Inc.       com      50075N104         235     10,521  SH         SOLE                   235
KV Pharma CL A         com      482740206          32     19,210  SH         SOLE                    32
LAM Research Corp.     com      512807108         369     16,200  SH         SOLE                   369
Legg Mason, Inc.       com      524901105         245     15,395  SH         SOLE                   245
Liberty Entertainment  com      53071M500         304     15,244  SH         SOLE                   304
Liberty Media Inter A  com      53071M104          55     19,062  SH         SOLE                    55
Lincare Holdings       com      532791100         499     22,900  SH         SOLE                   499
LKQ Corp.              com      501889208         508     35,600  SH         SOLE                   508
Marchex, Inc.          com      56624R108         100     29,005  SH         SOLE                   100
Marvell Technology     com      G5876H105         247     27,015  SH         SOLE                   247
Merck & Co.            com      589331107       2,170     81,112  SH         SOLE                 2,170
Mobile Mini, Inc.      com      60740F105         173     15,010  SH         SOLE                   173
Monsanto Co.           com      61166W101       7,359     88,557  SH         SOLE                 7,359
Monster Worldwide      com      611742107         622     76,320  SH         SOLE                   622
Netlogic Microsystems  com      64118B100         414     15,060  SH         SOLE                   414
Neurocrine Biosc.      com      64125C109          47     13,225  SH         SOLE                    47
News Corp ADR PRF      com      65248E104          90     13,640  SH         SOLE                    90
Nordstrom Inc.         com      655664100         335     20,000  SH         SOLE                   335
Nortel Networks Corp.  com      656568508           4     19,480  SH         SOLE                     4
Nu Skin Ent Inc.       com      67018T105         268     25,575  SH         SOLE                   268
Omniture Inc.          com      68212S109         164     12,426  SH         SOLE                   164
Open Text Corp.        com      683715106         562     16,315  SH         SOLE                   562
Openwave Systems Inc.  com      683718308          41     41,755  SH         SOLE                    41
Orbital Sciences       com      685564106         300     25,255  SH         SOLE                   300
Parametric Tech.       com      699173209         186     18,670  SH         SOLE                   186
Paychex, Inc.          com      704326107       1,188     46,275  SH         SOLE                 1,188
PepsiCo Inc.           com      713448108       5,563    108,065  SH         SOLE                 5,563
Pfizer, Inc.           com      717081103       1,205     88,457  SH         SOLE                 1,205
Pharma. Product Dev.   com      717124101         618     26,075  SH         SOLE                   618
Philip Morris Int'l    com      718172109         947     26,605  SH         SOLE                   947
Plains Explor & Prod   com      726505100       1,141     66,220  SH         SOLE                 1,141
PowerShares QQQ Trust  com      73935A104      17,959    592,329  SH         SOLE                17,959
Procter & Gamble       com      742718109       1,163     24,700  SH         SOLE                 1,163
Qlogic Corp.           com      747277101         131     11,775  SH         SOLE                   131
RightNow Technologies  com      76657R106         132     17,450  SH         SOLE                   132
Royal Caribbean Cru.   com      V7780T103         142     17,700  SH         SOLE                   142
Royal Dutch Shell PLC  com      780259206       1,832     41,350  SH         SOLE                 1,832
RR Donnelley & Sons    com      257867101         137     18,705  SH         SOLE                   137
SeaChange Int'l        com      811699107         308     53,795  SH         SOLE                   308
Seagate Technology     com      G7945J104         167     27,790  SH         SOLE                   167
Sealed Air Corp.       com      81211K100       1,200     86,930  SH         SOLE                 1,200
Shire PLC ADS          com      82481R106         228      6,354  SH         SOLE                   228
Silicon Laboratories   com      826919102         388     14,695  SH         SOLE                   388
Skillsoft PLC          com      830928107         191     28,525  SH         SOLE                   191
Somanetics Corp.       com      834445405         315     20,725  SH         SOLE                   315
St. Jude Medical Inc.  com      790849103       1,101     30,305  SH         SOLE                 1,101
Standard & Poors DR.   com      78462F103      10,019    125,996  SH         SOLE                10,019
State Street Corp.     com      857477103         459     14,900  SH         SOLE                   459
Sunrise Senior Living  com      86768K106          23     33,620  SH         SOLE                    23
Symantec Corp.         com      871503108         179     12,000  SH         SOLE                   179
Target Corp.           com      87612E106       2,124     61,765  SH         SOLE                 2,124
Tempur-Pedic Int'l     com      88023U101         236     32,390  SH         SOLE                   236
Ultimate Software      com      90385D107         227     13,180  SH         SOLE                   227
Union Pacific Corp.    com      907818108         411     10,000  SH         SOLE                   411
United Parcel Service  com      911312106       2,150     43,675  SH         SOLE                 2,150
United Rentals         com      911363109          51     12,230  SH         SOLE                    51
Urban Outfitters       com      917047102         342     20,890  SH         SOLE                   342
Vertex Pharma.         com      92532F100         484     16,835  SH         SOLE                   484
ViaSat Inc.            com      92552V100         337     16,210  SH         SOLE                   337
Vodafone Grp. PLC ADR  com      92857W100         296     17,007  SH         SOLE                   296
Walt Disney Co.        com      254687106       4,516    248,693  SH         SOLE                 4,516
Washington Post 'B'    com      939640108       1,518      4,250  SH         SOLE                 1,518
Waters Corp.           com      941848103         410     11,100  SH         SOLE                   410
WebMediabBands Inc.    com      94770W100          20     49,200  SH         SOLE                    20
Western Union Co.      com      959802109         550     43,740  SH         SOLE                   550
Wyeth                  com      983024100         727     16,900  SH         SOLE                   727
Xyratex Ltd.           com      G98268108          39     17,715  SH         SOLE                    39
Yahoo! Inc.            com      984332106       1,138     88,855  SH         SOLE                 1,138
Yum! Brands Inc.       com      988498101       1,459     53,100  SH         SOLE                 1,459
Zimmer Holdings Inc.   com      98956P102         800     21,905  SH         SOLE                   800